Commitments	3 Months Ended
Mar. 31, 2022
Commitments [Abstract]
Commitments
7. Commitments
Pursuant to the manufacturing services agreement with Lonza Houston, Inc. (Lonza) in connection with the development and manufacture of autologous drug product CART-ddBCMA (Lonza Agreement), the Company entered into a statement of work with Lonza (Lonza SOW) in February 2022, for the technology transfer and cGMP manufacturing of CART-ddBCMA and potentially other pipeline products. The term of the Lonza SOW expires December 31, 2024, unless earlier terminated by either party or unless extended due to certain delays or suspensions or by mutual agreement. The Lonza SOW is non-cancellable
for the first six months of the term and carries minimum
non-cancellable
costs including upfront payments, milestone fees, and fixed monthly payments during the related period. Subsequent to the non-cancellable
period, the Company may terminate the arrangement for any reason upon 12 months’ prior notification to Lonza. As of March 31, 2022, the Company’s minimum non-cancellable
costs payable to Lonza was approximately $40.6 million. Variable costs under this arrangement include materials, external testing, and other services. The Company paid $5.8 million under this arrangement during the three months ended March 31, 2022.